Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net sales	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Gross margin	1,313,608,677	1,186,944,101	1,196,509,639
Adjusted operating result	262,606,953	239,966,967	218,761,616
Equity and income of associates and joint ventures	(9,494,703)	(19,217,758)	(10,978,068)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Other gains (losses)	(94,937)	(13,316,208)	(12,669,540)
Income before taxes	165,529,723	103,158,188	135,748,395
Income tax benefit (expense)	(11,015,074)	(15,267,255)	263,943
Net income for year	176,544,797	118,425,443	135,484,452
Non-controlling interests	15,600,659	12,772,715	17,316,101
Depreciation and amortization	153,234,224	126,119,198	126,497,493
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	2,847,313,589	2,515,348,575	2,657,212,047
Other income	57,252,865	50,207,492	54,222,901
Sales revenue between segments
Net sales	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Change in percentage of net sales	13.20%	(5.40%)
Cost of sales	$ (1,590,957,777)	$ (1,378,611,966)	$ (1,514,925,309)
Percentage of net sales	54.80%	53.70%	55.90%
Gross margin	$ 1,313,608,677	$ 1,186,944,101	$ 1,196,509,639
Gross margin percentage of net sales	45.20%	46.30%	44.10%
MSD&A	$ (1,086,432,390)	$ (936,272,191)	$ (967,923,551)
Percentage of msda net sales	37.40%	36.50%	35.70%
Other operating income (expenses)	$ 35,525,603	$ 2,611,265	$ 2,845,068
Adjusted operating result	$ 262,701,890	$ 253,283,175	$ 231,431,156
Change %	3.70%	9.40%	(0.00%)
% of Net sales	9.00%	9.90%	8.50%
Net financial expense	$ (59,063,225)	$ (37,620,556)	$ (53,060,337)
Equity and income of associates and joint ventures	(9,494,703)	(19,217,758)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Results as per adjustment units	(10,722,033)	(14,025,895)	1,198,565
Other gains (losses)	(94,937)	(13,316,208)	(12,669,540)
Income before taxes	165,529,723	103,158,188	135,748,395
Income tax benefit (expense)	11,015,074	15,267,255	(263,943)
Net income for year	176,544,797	118,425,443	135,484,452
Non-controlling interests	15,600,659	12,772,715	17,316,101
Net income attributable to equity holders of the parent	160,944,138	105,652,728	118,168,351
Depreciation and amortization	153,234,224	126,119,198	126,497,493
ORBDA	$ 415,936,114	$ 379,402,373	$ 357,928,649
Change %	9.60%	6.00%	(0.00%)
% of Net sales	14.30%	14.80%	13.20%
Share of net income (loss) of joint ventures and associates accounted for using the equity method		$ (19,217,758)	$ (10,978,068)
Operating segments [member] | Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 1,769,032,771	1,714,560,272	1,627,114,439
Other income	21,367,724	22,428,784	25,681,177
Sales revenue between segments	38,843,163	21,982,179	20,553,741
Net sales	$ 1,829,243,658	$ 1,758,971,235	$ 1,673,349,357
Change in percentage of net sales	4.00%	5.10%
Cost of sales	$ (1,018,348,069)	$ (953,938,348)	$ (972,143,151)
Percentage of net sales	55.70%	54.20%	58.10%
Gross margin	$ 810,895,589	$ 805,032,887	$ 701,206,206
Gross margin percentage of net sales	44.30%	45.80%	41.90%
MSD&A	$ (608,537,795)	$ (601,496,981)	$ (544,219,910)
Percentage of msda net sales	33.30%	34.20%	32.50%
Other operating income (expenses)	$ 3,048,305	$ 1,049,865	$ (233,217)
Adjusted operating result	$ 205,406,099	$ 204,585,771	$ 156,753,079
Change %	0.40%	30.50%	(0.00%)
% of Net sales	11.20%	11.60%	9.40%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	84,673,402	78,823,699	70,252,736
ORBDA	$ 290,079,501	$ 283,409,470	$ 227,005,815
Change %	2.40%	24.80%	(0.00%)
% of Net sales	15.90%	16.10%	13.60%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | International Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 823,528,981	$ 566,277,644	761,302,617
Other income	25,507,800	19,740,170	19,374,495
Sales revenue between segments	1,081,496	466,547	1,886,239
Net sales	$ 850,118,277	$ 586,484,361	$ 782,563,351
Change in percentage of net sales	45.00%	(25.10%)
Cost of sales	$ (440,460,850)	$ (285,512,340)	$ (389,025,772)
Percentage of net sales	51.80%	48.70%	49.70%
Gross margin	$ 409,657,427	$ 300,972,021	$ 393,537,579
Gross margin percentage of net sales	48.20%	51.30%	50.30%
MSD&A	$ (381,386,158)	$ (243,405,220)	$ (332,194,128)
Percentage of msda net sales	44.90%	41.50%	42.40%
Other operating income (expenses)	$ (1,485,507)	$ (13,487)	$ 1,569,929
Adjusted operating result	$ 26,785,762	$ 57,553,314	$ 62,913,380
Change %	(53.50%)	(8.50%)	(0.00%)
% of Net sales	3.20%	9.80%	8.00%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	51,659,761	28,010,403	38,909,547
ORBDA	$ 78,445,523	$ 85,563,717	$ 101,822,927
Change %	(8.30%)	(16.00%)	(0.00%)
% of Net sales	9.20%	14.60%	13.00%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | Wines [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 254,751,837	234,510,659	268,794,991
Other income	7,724,873	5,495,301	6,840,932
Sales revenue between segments	20,161,213	12,819,535	20,713,970
Net sales	$ 282,637,923	$ 252,825,495	$ 296,349,893
Change in percentage of net sales	11.80%	(14.70%)
Cost of sales	$ (170,264,143)	$ (156,502,790)	$ (183,138,062)
Percentage of net sales	60.20%	61.90%	61.80%
Gross margin	$ 112,373,780	$ 96,322,705	$ 113,211,831
Gross margin percentage of net sales	39.80%	38.10%	38.20%
MSD&A	$ (84,387,899)	$ (77,362,794)	$ (75,131,811)
Percentage of msda net sales	29.90%	30.60%	25.40%
Other operating income (expenses)	$ 1,169,235	$ 1,058,998	$ 966,449
Adjusted operating result	$ 29,155,116	$ 20,018,909	$ 39,046,469
Change %	45.60%	(48.70%)	(0.00%)
% of Net sales	10.30%	7.90%	13.20%
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	12,673,960	12,165,441	12,328,271
ORBDA	$ 41,829,076	$ 32,184,350	$ 51,374,740
Change %	30.00%	(37.40%)	(0.00%)
% of Net sales	14.80%	12.70%	17.30%
Share of net income (loss) of joint ventures and associates accounted for using the equity method
Operating segments [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers
Other income	2,652,468	2,543,237	2,326,297
Sales revenue between segments	(60,085,872)	(35,268,261)	(43,153,950)
Net sales	(57,433,404)	$ (32,725,024)	$ (40,827,653)
Change in percentage of net sales
Cost of sales	$ 38,115,285	$ 17,341,512	$ 29,381,676
Percentage of net sales			(0.00%)
Gross margin	$ (19,318,119)	$ (15,383,512)	$ (11,445,977)
Gross margin percentage of net sales		(0.00%)	(0.00%)
MSD&A	$ (12,120,538)	$ (14,007,196)	$ (16,377,702)
Percentage of msda net sales			(0.00%)
Other operating income (expenses)	$ 32,793,570	$ 515,889	$ 541,907
Adjusted operating result	$ 1,354,913	$ (28,874,819)	$ (27,281,772)
Change %		(0.00%)	(0.00%)
% of Net sales
Net financial expense
Equity and income of associates and joint ventures
Gains (losses) on exchange differences
Results as per adjustment units
Other gains (losses)
Depreciation and amortization	4,227,101	7,119,655	5,006,939
ORBDA	$ 5,582,014	$ (21,755,164)	$ (22,274,833)
Change %			(0.00%)
% of Net sales			(0.00%)
Share of net income (loss) of joint ventures and associates accounted for using the equity method